Share-Based Compensation - stock options outstanding and exercisable (Details) - Eight Point Seven Six Exercise Price Per Share	Dec. 31, 2019 Option Y $ / shares
Share-Based Compensation
Exercise price per share | $ / shares	$ 8.76
Number of options, outstanding and exercisable | Option	426,000
Weighted average remaining contractual life | Y	7.92